Stock-Based Compensation (Narrative) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	0
SARs Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend accrual compensation expense	$ 11
SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized dividend accretion and interest	$ 1	$ 1	$ 1